Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Limited Duration Bond Series
September 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 1.50%
Freddie Mac REMICs Series 5092 WG 1.00% 4/25/31	264,912	$ 235,718
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-HQA1 M1 144A 2.981% (SOFR + 0.70%) 8/25/33 #, •	12,912	12,860
Series 2021-HQA2 M1 144A 2.981% (SOFR + 0.70%) 12/25/33 #, •	53,065	52,474
Total Agency Collateralized Mortgage Obligations (cost $332,462)		301,052

Agency Mortgage-Backed Securities — 4.79%
Fannie Mae S.F. 15 yr 2.50% 8/1/35	65,798	59,778
Fannie Mae S.F. 30 yr
4.50% 2/1/44	84,925	83,199
4.50% 4/1/44	102,636	100,550
4.50% 1/1/50	247,163	242,168
5.00% 7/1/47	289,165	291,441
5.00% 5/1/48	109,843	109,220

Freddie Mac S.F. 30 yr 5.00% 8/1/48	78,961	78,135
Total Agency Mortgage-Backed Securities (cost $1,079,366)		964,491

Collateralized Debt Obligations — 8.94%
ARES LX CLO Series 2021-60A A 144A 3.86% (LIBOR03M + 1.12%, Floor 1.12%) 7/18/34 #, •	250,000	238,673
Canyon Capital CLO Series 2019-2A AR 144A 3.692% (LIBOR03M + 1.18%, Floor 1.18%) 10/15/34 #, •	250,000	238,719
Cedar Funding IX CLO Series 2018-9A A1 144A 3.69% (LIBOR03M + 0.98%, Floor 0.98%) 4/20/31 #, •	250,000	244,096
CIFC Funding Series 2013-4A A1RR 144A 3.829% (LIBOR03M + 1.06%, Floor 1.06%) 4/27/31 #, •	250,000	244,364
Dryden 83 CLO Series 2020-83A A 144A 3.96% (LIBOR03M + 1.22%, Floor 1.22%) 1/18/32 #, •	250,000	243,741
KKR CLO 32Series 32A A1 144A 3.832% (LIBOR03M + 1.32%, Floor 1.32%) 1/15/32 #, •	100,000	98,058
LCM XVIII Series 18A A1R 144A 3.73% (LIBOR03M + 1.02%) 4/20/31 #, •	250,000	244,651
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Octagon Investment Partners 33Series 2017-1A A1 144A 3.90% (LIBOR03M + 1.19%) 1/20/31 #, •	250,000	$ 246,089
Total Collateralized Debt Obligations (cost $1,840,258)		1,798,391

Corporate Bonds — 65.89%
Banking — 17.25%
Ally Financial 5.75% 11/20/25	118,000	114,574
Bank of America
1.843% 2/4/25 μ	190,000	180,678
3.458% 3/15/25 μ	80,000	77,514
4.10% 7/24/23	130,000	129,686
4.948% 7/22/28 μ	5,000	4,809

BBVA Bancomer 144A 1.875% 9/18/25 #	200,000	179,390
Citigroup
1.281% 11/3/25 μ	35,000	31,998
1.678% 5/15/24 μ	105,000	102,777
2.014% 1/25/26 μ	30,000	27,592
5.61% 9/29/26 μ	20,000	19,904

Deutsche Bank 0.898% 5/28/24	150,000	138,655
Fifth Third Bancorp
2.375% 1/28/25	35,000	32,732
3.65% 1/25/24	35,000	34,368
Goldman Sachs Group
0.925% 10/21/24 μ	175,000	166,168
1.542% 9/10/27 μ	25,000	21,147
3.615% 3/15/28 μ	15,000	13,666
3.734% (SOFR + 0.81%) 3/9/27 •	270,000	259,469
JPMorgan Chase & Co.
3.563% (SOFR + 0.58%) 3/16/24 •	90,000	89,373
4.023% 12/5/24 μ	330,000	324,885
4.60% 2/1/25 μ, ψ	20,000	17,472
4.851% 7/25/28 μ	30,000	28,836

KeyCorp 3.878% 5/23/25 μ	45,000	43,848
Morgan Stanley
0.731% 4/5/24 μ	135,000	131,768
1.164% 10/21/25 μ	125,000	113,993
2.475% 1/21/28 μ	15,000	13,126
3.737% 4/24/24 μ	25,000	24,744

Nordea Bank 144A 0.625% 5/24/24 #	200,000	186,330
PNC Bank 3.875% 4/10/25	250,000	242,349
PNC Financial Services Group 6.00% 5/15/27 μ, ψ	15,000	13,950
State Street 1.684% 11/18/27 μ	55,000	48,058
NQ-FL8 [9/22] 11/22 (2605518)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Limited Duration Bond Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Toronto-Dominion Bank
3.228% (SOFR + 0.355%) 3/4/24 •	50,000	$ 49,562
4.108% 6/8/27	115,000	108,573

Truist Bank 2.636% 9/17/29 μ	215,000	200,476
US Bancorp
3.375% 2/5/24	55,000	54,094
4.548% 7/22/28 μ	55,000	53,050
Wells Fargo & Co.
3.908% 4/25/26 μ	165,000	157,818
4.808% 7/25/28 μ	35,000	33,417
		3,470,849
Basic Industry — 1.96%
Avient 144A 5.75% 5/15/25 #	139,000	134,305
Celanese US Holdings
6.05% 3/15/25	15,000	14,667
6.165% 7/15/27	30,000	28,431

First Quantum Minerals 144A 7.50% 4/1/25 #	200,000	192,757
Nucor 3.95% 5/23/25	25,000	24,257
		394,417
Brokerage — 0.48%
SURA Asset Management 144A 4.875% 4/17/24 #	100,000	97,393
		97,393
Capital Goods — 4.70%
Carlisle 0.55% 9/1/23	70,000	67,217
Mauser Packaging Solutions Holding 144A 5.50% 4/15/24 #	153,000	145,585
Parker-Hannifin
3.65% 6/15/24	95,000	92,985
4.25% 9/15/27	70,000	66,784

Roper Technologies 2.35% 9/15/24	145,000	137,923
Spirit AeroSystems 144A 5.50% 1/15/25 #	50,000	47,322
Teledyne Technologies 0.95% 4/1/24	280,000	261,648
TransDigm
144A 6.25% 3/15/26 #	25,000	24,292
144A 8.00% 12/15/25 #	51,000	51,803

WESCO Distribution 144A 7.125% 6/15/25 #	51,000	51,110
		946,669
Communications — 3.11%
AMC Networks 5.00% 4/1/24	30,000	28,660
Fox 4.03% 1/25/24	100,000	98,836
NBN 144A 0.875% 10/8/24 #	200,000	183,756
T-Mobile USA 3.75% 4/15/27	105,000	97,037
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Verizon Communications 0.75% 3/22/24	120,000	$ 113,503
Warnermedia Holdings 144A 3.638% 3/15/25 #	110,000	104,272
		626,064
Consumer Cyclical — 4.63%
Aptiv 2.396% 2/18/25	70,000	65,392
BMW US Capital 144A 0.75% 8/12/24 #	90,000	83,406
Carnival 144A 7.625% 3/1/26 #	51,000	38,837
Daimler Trucks Finance North America 144A 1.625% 12/13/24 #	150,000	138,477
General Motors 5.40% 10/15/29	10,000	9,233
General Motors Financial
3.675% (SOFR + 0.76%) 3/8/24 •	260,000	256,439
4.15% 6/19/23	30,000	29,865
4.35% 4/9/25	45,000	43,502
5.25% 3/1/26	7,000	6,820

IRB Holding 144A 7.00% 6/15/25 #	8,000	7,959
Lowe's 4.40% 9/8/25	25,000	24,637
MGM Resorts International 5.75% 6/15/25	120,000	114,801
Prime Security Services Borrower 144A 5.25% 4/15/24 #	68,000	65,711
VF 2.40% 4/23/25	40,000	37,418
VICI Properties 4.95% 2/15/30	10,000	9,058
		931,555
Consumer Non-Cyclical — 4.40%
AbbVie
2.60% 11/21/24	90,000	85,713
3.75% 11/14/23	165,000	163,246

Conagra Brands 0.50% 8/11/23	65,000	62,645
CSL Finance 144A 4.05% 4/27/29 #	10,000	9,223
Gilead Sciences 3.70% 4/1/24	80,000	78,800
HCA 144A 3.125% 3/15/27 #	120,000	106,402
Royalty Pharma 1.20% 9/2/25	195,000	172,569
Takeda Pharmaceutical 4.40% 11/26/23	200,000	198,836
Viatris 1.65% 6/22/25	10,000	8,901
		886,335
Electric — 6.70%
Avangrid 3.20% 4/15/25	60,000	56,806
CenterPoint Energy 3.34% (SOFR + 0.65%) 5/13/24 •	285,000	281,112
Cleveland Electric Illuminating 5.50% 8/15/24	115,000	115,076

2    NQ-FL8 [9/22] 11/22 (2605518)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Duke Energy 4.875% 9/16/24 μ, ψ	50,000	$ 44,937
Entergy Louisiana 4.05% 9/1/23	10,000	9,916
Eversource Energy 2.90% 3/1/27	25,000	22,722
ITC Holdings 144A 4.95% 9/22/27 #	15,000	14,658
National Rural Utilities Cooperative Finance 1.875% 2/7/25	135,000	126,491
NRG Energy 144A 3.75% 6/15/24 #	95,000	91,380
Pacific Gas and Electric 3.75% 2/15/24	120,000	116,537
Southern California Edison 1.10% 4/1/24	210,000	198,000
Vistra Operations
144A 3.55% 7/15/24 #	105,000	100,130
144A 5.125% 5/13/25 #	40,000	38,779

WEC Energy Group 0.80% 3/15/24	140,000	131,845
		1,348,389
Energy — 5.13%
ConocoPhillips 2.40% 3/7/25	70,000	66,284
Devon Energy 5.25% 9/15/24	39,000	39,020
Enbridge 0.55% 10/4/23	115,000	110,008
Exxon Mobil 2.019% 8/16/24	130,000	124,067
MPLX 4.875% 12/1/24	135,000	133,487
Murphy Oil 5.75% 8/15/25	57,000	55,042
NuStar Logistics 5.75% 10/1/25	73,000	67,754
Occidental Petroleum 5.50% 12/1/25	58,000	58,361
ONEOK 7.50% 9/1/23	115,000	116,526
Sabine Pass Liquefaction 5.75% 5/15/24	110,000	110,461
Schlumberger Holdings 144A 3.75% 5/1/24 #	145,000	142,229
Southwestern Energy 5.70% 1/23/25	10,000	9,804
		1,033,043
Finance Companies — 4.49%
AerCap Ireland Capital DAC
1.65% 10/29/24	150,000	137,171
3.15% 2/15/24	150,000	144,171
Air Lease
0.80% 8/18/24	105,000	95,728
2.875% 1/15/26	15,000	13,442
3.00% 9/15/23	80,000	78,072
Aviation Capital Group
144A 1.95% 1/30/26 #	65,000	54,620
144A 4.375% 1/30/24 #	60,000	58,065

Avolon Holdings Funding 144A 3.95% 7/1/24 #	145,000	137,278
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Finance Companies (continued)

DAE Sukuk DIFC 144A 3.75% 2/15/26 #	200,000	$ 184,532
		903,079
Insurance — 5.76%
Athene Global Funding 144A 1.00% 4/16/24 #	205,000	191,351
Brighthouse Financial Global Funding
144A 1.00% 4/12/24 #	115,000	107,422
144A 3.822% (SOFR + 0.76%) 4/12/24 #, •	85,000	84,223

Equitable Financial Life Global Funding 144A 0.80% 8/12/24 #	100,000	92,289
Equitable Holdings 3.90% 4/20/23	61,000	60,698
F&G Global Funding 144A 0.90% 9/20/24 #	135,000	122,945
GA Global Funding Trust 144A 1.00% 4/8/24 #	275,000	255,854
Met Tower Global Funding 144A 3.70% 6/13/25 #	150,000	144,790
USI 144A 6.875% 5/1/25 #	103,000	99,136
		1,158,708
Natural Gas — 0.49%
Sempra Energy 3.30% 4/1/25	75,000	71,440
Southern California Gas 2.95% 4/15/27	30,000	27,424
		98,864
Technology — 4.32%
Fidelity National Information Services 4.70% 7/15/27	100,000	96,406
International Business Machines 3.00% 5/15/24	100,000	97,334
Microchip Technology
0.983% 9/1/24	150,000	138,194
4.333% 6/1/23	55,000	54,754
NXP
2.70% 5/1/25	5,000	4,642
4.875% 3/1/24	165,000	163,174

S&P Global 144A 2.45% 3/1/27 #	50,000	44,889
Sensata Technologies
144A 5.00% 10/1/25 #	90,000	85,986
144A 5.625% 11/1/24 #	25,000	24,891

Skyworks Solutions 0.90% 6/1/23	150,000	145,578
Workday
3.50% 4/1/27	5,000	4,632
3.70% 4/1/29	10,000	8,981
		869,461
NQ-FL8 [9/22] 11/22 (2605518)    3

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Limited Duration Bond Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Transportation — 2.47%
Canadian Pacific Railway 1.35% 12/2/24	90,000	$ 83,292
Delta Air Lines
144A 7.00% 5/1/25 #	185,000	186,391
7.375% 1/15/26	24,000	24,300

Penske Truck Leasing 144A 4.40% 7/1/27 #	45,000	42,277
Spirit Loyalty Cayman 144A 8.00% 9/20/25 #	24,000	24,171
Triton Container International 144A 1.15% 6/7/24 #	140,000	127,609
United Airlines 144A 4.375% 4/15/26 #	10,000	8,942
		496,982
Total Corporate Bonds (cost $14,217,979)		13,261,808

Non-Agency Asset-Backed Securities — 8.27%
Enterprise Fleet Financing Series 2022-2 A2 144A 4.65% 5/21/29 #	60,000	59,510
Ford Credit Auto Owner Trust Series 2022-A B 1.91% 7/15/27	86,000	78,280
Hyundai Auto Lease Securitization Trust Series 2021-A B 144A 0.61% 10/15/25 #	900,000	872,647
JPMorgan Chase Bank Series 2020-2 B 144A 0.84% 2/25/28 #	76,029	74,051
Tesla Auto Lease Trust Series 2021-A B 144A 1.02% 3/20/25 #	235,000	223,569
Trafigura Securitisation Finance Series 2021-1A A2 144A 1.08% 1/15/25 #	200,000	178,519
Verizon Master Trust Series 2022-2 B 1.83% 7/20/28	86,000	79,657
Volkswagen Auto Lease Trust Series 2022-A A3 3.44% 7/21/25	100,000	98,084
Total Non-Agency Asset-Backed Securities (cost $1,742,957)		1,664,317

US Treasury Obligations — 9.85%
US Treasury Notes
3.00% 7/15/25	1,415,000	1,367,852
3.125% 8/31/27	640,000	614,000
Total US Treasury Obligations (cost $2,053,557)		1,981,852

	Number of shares	Value (US $)
Short-Term Investments — 0.49%
Money Market Mutual Funds — 0.49%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	24,705	$ 24,705
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	24,705	24,705
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	24,705	24,705
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	24,704	24,704
Total Short-Term Investments (cost $98,819)		98,819

Total Value of Securities—99.73% (cost $21,365,398)		20,070,730
Receivables and Other Assets Net of Liabilities—0.27%★		55,341
Net Assets Applicable to 2,296,139 Shares Outstanding—100.00%		$20,126,071
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2022, the aggregate value of Rule 144A securities was $7,585,188, which represents 37.69% of the Series' net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
★	Includes $26,899 cash collateral held at broker for futures contracts as of September 30, 2022.

4    NQ-FL8 [9/22] 11/22 (2605518)

The following futures contracts were outstanding at September 30, 2022:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
19	US Treasury 2 yr Notes	$3,902,422	$3,966,047	12/30/22	$—	$(63,625)	$(2,820)
4	US Treasury 3 yr Notes	835,063	855,666	12/30/22	—	(20,603)	(1,156)
(7)	US Treasury 5 yr Notes	(752,555)	(778,460)	12/30/22	25,905	—	2,656
Total Futures Contracts			$4,043,253		$25,905	$(84,228)	$(1,320)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amount presented above represents the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DIFC – Dubai International Financial Centre
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
USD – US Dollar
yr – Year
NQ-FL8 [9/22] 11/22 (2605518)    5